Derivatives	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Derivatives

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	9,257,418	55,396	104,136	1,211	105,347	96,805	184	96,989
Interest rate	15,641,544	344,757	297,598	5,297	302,895	302,192	4,546	306,738
Equities	697,994	—	15,580	—	15,580	17,563	—	17,563
Credit	162,699	—	1,466	—	1,466	1,614	—	1,614
Commodity and other	85,366	—	1,976	—	1,976	1,325	—	1,325
Gross total fair values	25,845,021	400,153	420,756	6,508	427,264	419,499	4,730	424,229
Offset					(154,669)			(154,669)
At 30 Jun 2023	25,845,021	400,153	420,756	6,508	272,595	419,499	4,730	269,560

Foreign exchange	8,434,453	38,924	122,206	525	122,731	123,088	166	123,254
Interest rate	15,213,232	276,589	285,449	5,066	290,515	287,876	3,501	291,377
Equities	570,410	—	9,325	—	9,325	9,176	—	9,176
Credit	183,995	—	1,091	—	1,091	1,264	—	1,264
Commodity and other	78,414	—	1,484	—	1,484	1,678	—	1,678
Gross total fair values	24,480,504	315,513	419,555	5,591	425,146	423,082	3,667	426,749
Offset					(140,987)			(140,987)
At 31 Dec 2022[1]	24,480,504	315,513	419,555	5,591	284,159	423,082	3,667	285,762
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
The notional contract amounts of derivatives held for trading purposes and derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk. Derivative assets and liabilities decreased during 1H23, reflecting changes in yield curves and the market environment.
Derivatives valued using models with unobservable inputs
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun
	2023	2022
	$m	$m
Unamortised balance at beginning of period	97	106
Deferral on new transactions	84	100
Recognised in the income statement during the period	(100)	(99)
– amortisation	(53)	(61)
– subsequent to unobservable inputs becoming observable	(10)	—
– maturity, termination or offsetting derivative	(37)	(38)
Exchange differences	3	(8)
Unamortised balance at end of period[1]	84	99
1 This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2023		At 31 Dec 2022
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	20,927	—	8,781	—
Interest rate	166,589	178,168	114,527	162,062
Total	187,516	178,168	123,308	162,062
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2023, the notional contract values of outstanding financial instruments designated as hedges of net investments in foreign operations were $34,469m (31 December 2022: $30,143m).
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
HSBC has applied both the first set of amendments (‘Phase 1’) and the second set of amendments (‘Phase 2’) to IFRS 9 and IAS 39 applicable to hedge accounting. The items in hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’. The notional value of the derivatives impacted by the Ibor reform, including those designated in hedge accounting relationships, is disclosed on page 63 in the section ‘Financial instruments impacted by Ibor reform’. For further details on Ibor transition, see ’Ibor transition’ under ’Areas of special interest’ on page 62.
During 2023, the Group transitioned all of its hedging instruments referencing US dollar Libor. This transition did not necessitate any new approaches compared with the mechanisms used so far for transition, and it will not be necessary to change the transition risk management strategy.
For some of the Ibors included under the ‘Other’ header in the table below, judgement has been needed to establish whether a transition is required. This is because there are Ibor benchmarks subject to computation improvements and insertion of fallback provisions where their administrators have yet to provide full clarity on whether or when these Ibor benchmarks will be demised.
The notional amounts of interest rate derivatives designated in hedge accounting relationships do not represent the extent of the risk exposure managed by the Group but they are expected to be directly affected by market-wide Ibor reform and in scope of Phase 1 amendments and are shown in the table below. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform				Not impacted by Ibor reform	Notional amount[3]
	€[1]	$	Other[2]	Total
	$m	$m	$m	$m	$m	$m
Fair value hedges	18,019	—	11,804	29,823	148,345	178,168
Cash flow hedges	11,157	—	30,469	41,626	124,963	166,589
At 30 Jun 2023	29,176	—	42,273	71,449	273,308	344,757

Fair value hedges	12,756	2,015	12,643	27,414	134,648	162,062
Cash flow hedges	8,865	—	27,830	36,695	77,832	114,527
At 31 Dec 2022	21,621	2,015	40,473	64,109	212,480	276,589

1    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $18,019m (31 December 2022: $12,756m) and ‘Cash flow hedges’ of $11,157m (31 December 2022: $8,865m).
2    Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’)-related derivatives.
3    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.